Pledged assets (Tables)	12 Months Ended
Dec. 31, 2018
Pledged assets
Schedule of pledged assets

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Current investments, bank deposits	1	1	21
Other non-current financial assets, bank deposits	—	1	1
Total pledged assets	1	2	22